Trade Receivables, Net - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Trade and other current receivables [abstract]
Trade receivables	$ 18,998	$ 13,591
Less: Allowance for expected credit losses	(43)	(124)	$ (3)
Total trade receivables, net	$ 18,955	$ 13,467